Earnings/(Loss) Per Share (Details) - Schedule of computation of basic and diluted net income per share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥) ¥ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted. (in Dollars and Yuan Renminbi)	¥ (417,307)	$ (60,575)	¥ (109,914)	¥ (193,933)
Net income/(loss) from discontinued operations (in Dollars and Yuan Renminbi)	(782,685)	(113,614)	(4,915,580)	(574,709)
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted-discontinued operations (in Dollars and Yuan Renminbi)	¥ (746,267)	$ (108,328)	¥ (4,877,653)	¥ (535,896)
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	11,082	11,082	6,612	6,443
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)
Weighted average number of shares used in calculating net income/(loss) per ordinary share - diluted (in millions of shares)	11,082	11,082	6,612	6,443
Earnings/(loss) per share – basic & diluted for continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.0377)	$ (0.0055)	¥ (0.0166)	¥ (0.0301)
Earnings/(loss) per share – basic & diluted for discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.0673)	$ (0.0098)	¥ (0.7377)	¥ (0.0832)